Fair Value Disclosure and Measurement (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term investments	$ (92)	¥ (597)	¥ (245)	¥ (117)
Fair value disclosure
Intangible assets	(81)	(529)	(213)	0
Total losses	(362)	(2,358)	(421)	¥ (117)
Long-term notes payable	5,524		33,253		¥ 35,943
Fair value measurements
Other invested securities	2,820		7,748		18,350
Derivative Instruments	26				168
Total assets measured at fair value	9,578		37,639		62,327
Short-term Investments | Fixed-rate Investments
Fair value disclosure
Fixed-rate held-to-maturity investments	7,484		41,868		48,695
Fair value measurements
Available-for-sale investments, current	4,614		14,378		30,022
Short-term Investments | Adjustable-rate Debt Investments
Fair value measurements
Available-for-sale investments, current	1,643		14,987		10,693
Short-term Investments | Equity Investments
Fair value measurements
Available-for-sale investments, current			29
Other Long-term Investments
Fair value measurements
Investment accounted for at fair value	49				321
Other Long-term Investments | Equity Investments
Fair value measurements
Available-for-sale investments, noncurrent	426		497		2,773
Time Deposits
Fair value disclosure
Cash equivalents	20		1,674		130
Money Market Fund
Fair value disclosure
Cash equivalents	366		4,419		2,384
Fair Value, Inputs, Level 3
Fair value measurements
Total assets measured at fair value			3		800
Fair Value, Inputs, Level 1
Fair value measurements
Total assets measured at fair value			526		2,773
Fair Value, Inputs, Level 1 | Money Market Fund
Fair value disclosure
Cash equivalents			4,419		2,384
Fair Value, Inputs, Level 2
Fair value disclosure
Long-term notes payable			33,253		35,943
Fair value measurements
Derivative Instruments					168
Total assets measured at fair value			37,113		59,233
Fair Value, Inputs, Level 2 | Short-term Investments | Fixed-rate Investments
Fair value disclosure
Fixed-rate held-to-maturity investments			41,868		48,695
Fair Value, Inputs, Level 2 | Time Deposits
Fair value disclosure
Cash equivalents			1,674		130
Fair Value, Measurements, Nonrecurring
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term investments	(88)	(575)	(151)
Fair value disclosure
Intangible assets	(21)	(139)	(1)
Fixed assets	(11)	(70)
Other non-current assets	(6)	(37)
Total losses	(126)	¥ (821)	(152)
Fair Value, Measurements, Nonrecurring | Fair Value, Inputs, Level 3
Fair value measurements
Long-term investments			3		203
Intangible assets			0		272
Fixed assets					0
Other non-current assets					4
Fair Value, Measurements, Recurring
Fair value measurements
Other invested securities	2,820		7,748		18,350
Fair Value, Measurements, Recurring | Short-term Investments | Fixed-rate Investments
Fair value measurements
Available-for-sale investments, current	4,614		14,378		30,022
Fair Value, Measurements, Recurring | Short-term Investments | Adjustable-rate Debt Investments
Fair value measurements
Available-for-sale investments, current	1,643		14,987		10,693
Fair Value, Measurements, Recurring | Short-term Investments | Equity Investments
Fair value measurements
Available-for-sale investments, current			29
Fair Value, Measurements, Recurring | Other Long-term Investments
Fair value measurements
Investment accounted for at fair value	49				321
Fair Value, Measurements, Recurring | Other Long-term Investments | Equity Investments
Fair value measurements
Available-for-sale investments, noncurrent	$ 426		497		2,773
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 3 | Other Long-term Investments
Fair value measurements
Investment accounted for at fair value					321
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Short-term Investments | Equity Investments
Fair value measurements
Available-for-sale investments, current			29
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1 | Other Long-term Investments | Equity Investments
Fair value measurements
Available-for-sale investments, noncurrent			497		2,773
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair value measurements
Other invested securities			7,748		18,350
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments | Fixed-rate Investments
Fair value measurements
Available-for-sale investments, current			14,378		30,022
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Short-term Investments | Adjustable-rate Debt Investments
Fair value measurements
Available-for-sale investments, current			¥ 14,987		¥ 10,693